Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.82%(a)
Alabama–2.09%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,770	$ 5,593,066
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	225	235,683
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,235	1,501,816
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463)(d)(e)	5.50%	01/01/2043	1,725	1,146,965
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,605	2,370,036
Series 2016 A, RB(f)	5.00%	09/01/2046	2,700	3,986,977
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	825	954,648
				15,789,191
Arizona–3.59%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,426,212
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,074	1,204,087
Series 2020 A, RB(g)	5.00%	12/15/2040	405	468,538
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2040	1,500	1,454,648
Series 2019 B, RB	5.13%	01/01/2054	85	80,486
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(g)	5.25%	07/01/2047	1,160	1,184,926
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,205,616
Series 2017, Ref. RB	5.00%	11/15/2045	890	947,583
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	225	259,589
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	500	569,742
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,170	2,216,549
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,550	1,865,022
Series 2017 A, RB(h)	5.00%	07/01/2047	2,475	2,960,259
Series 2020, RB(f)	5.00%	07/01/2049	3,015	3,725,405
Series 2020-XM0924, RB(f)	5.00%	07/01/2044	2,000	2,568,042
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	360	379,525
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.25%	07/01/2048	1,190	1,242,419
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	800	1,122,814
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,187,053
				27,068,515
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	626,925
California–14.21%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(f)(i)	5.00%	04/01/2056	2,490	3,056,588
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	800	744,417
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	327,573
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	11,000	919,271
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	121,075
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,670	334,736
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	$ 2,880	$ 2,927,563
Series 2012, GO Bonds	5.00%	04/01/2042	1,900	1,929,360
Series 2012, Ref. GO Bonds(b)(c)	5.00%	02/01/2022	2,100	2,116,643
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,627,913
Series 2019, Ref. GO Bonds	5.00%	11/01/2039	2,105	2,638,317
Series 2020-XM0909, GO Bonds(f)	3.00%	11/01/2050	2,350	2,527,042
Series 2020-XX1123, Ctfs.(f)(i)	4.00%	03/01/2046	3,015	3,560,053
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	835	914,197
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	345	547,202
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2048	1,970	2,338,228
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	485	559,676
Series 2021 A, RB	3.25%	08/20/2036	725	822,289
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	827	944,707
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2044	2,040	2,544,142
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	190	217,094
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,255	1,547,707
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(k)	4.00%	05/15/2046	610	713,081
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,490	1,781,758
Series 2018 A, RB(h)	5.00%	12/31/2043	2,010	2,399,511
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I); Series 2017 A, RB	5.00%	06/01/2042	1,005	1,225,441
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	1,670	1,909,432
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	280,721
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(h)	5.00%	07/01/2027	1,220	1,307,598
Series 2012, RB(g)(h)	5.00%	07/01/2030	1,600	1,715,860
Series 2012, RB(g)(h)	5.00%	07/01/2037	3,535	3,666,959
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	964,598
Series 2016 A, RB(g)	5.00%	12/01/2041	1,355	1,556,828
Series 2016 A, RB(g)	5.25%	12/01/2056	1,005	1,156,819
California State University; Series 2020-XM0923, RB(f)	5.00%	11/01/2048	2,070	2,568,206
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	840	776,515
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	840	883,622
Series 2021, RB(g)	4.00%	08/01/2056	500	518,666
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	385	385,679
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(j)(k)	0.00%	01/15/2034	4,125	3,233,473
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	2,875	3,079,167
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	450	521,288
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	550	636,713
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,370	1,655,256
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,130	1,154,512
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(f)	7.15%	05/15/2044	2,005	2,522,968
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB(f)	5.00%	07/01/2043	3,500	3,595,282
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,265	3,631,085
Series 2009 B, RB	7.00%	11/01/2034	585	894,690
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,010	2,316,185
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	$ 1,510	$ 1,933,852
Series 2021 B, RB(h)	4.00%	07/01/2046	1,170	1,364,283
Series 2021 B, RB(h)	5.00%	07/01/2056	2,430	3,036,980
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(h)	5.00%	05/01/2036	1,170	1,455,161
Series 2019 A, RB(h)	5.00%	05/01/2039	2,360	2,919,957
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	805	955,376
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	660	706,567
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	3,485	1,170,111
University of California;
Series 2018 AZ, Ref. RB(f)	4.00%	05/15/2048	3,300	3,793,979
Series 2020 BE, Ref. RB	5.00%	05/15/2042	2,970	3,813,724
Series 2021, RB(f)	4.00%	05/15/2047	2,340	2,749,684
Series 2021-XF1212, Revenue Ctfs.(f)	4.00%	05/15/2051	2,565	3,038,062
				107,255,442
Colorado–4.70%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	1,235	1,412,745
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	1,136,056
Colorado (State of) Board of Governors; Series 2012 A, RB(b)(c)(f)	5.00%	03/01/2041	3,850	3,896,283
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(f)(i)	5.00%	08/01/2044	1,260	1,548,899
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	884,776
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,170	1,431,189
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,909,753
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	585	714,373
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	295	295,137
Series 2007 A, RB	5.30%	07/01/2037	245	242,429
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	1,039,957
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	537,474
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	540,024
Denver (City & County of), CO;
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	1,850	1,934,097
Series 2018 A, Ref. RB(f)(h)	5.25%	12/01/2048	5,260	6,443,046
Series 2018 A-2, RB(j)	0.00%	08/01/2033	1,765	1,260,452
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	499,371
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	735	784,008
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	752,862
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	552,505
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	2,010	3,123,870
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	512,301
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	618,289
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	547,329
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.00%	12/01/2041	1,340	1,334,515
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,065	1,561,546
				35,513,286
District of Columbia–3.07%
District of Columbia; Series 2014 C, GO Bonds(f)	5.00%	06/01/2035	6,890	7,659,185
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	679,762
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(f)	5.00%	10/01/2023	3,000	3,260,895
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(h)	4.00%	10/01/2040	2,500	2,991,757
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	$ 6,550	$ 6,654,864
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,897,599
				23,144,062
Florida–8.26%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	505	577,423
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,000,000)(e)	8.13%	11/15/2041	1,000	1,000,172
Broward (County of), FL;
Series 2012 A, RB(b)(c)	5.00%	10/01/2022	2,270	2,361,027
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	2,450	2,671,878
Series 2015 A, RB(h)	5.00%	10/01/2045	1,395	1,600,597
Series 2017, RB(f)(h)(i)	5.00%	10/01/2047	4,015	4,826,090
Series 2019 B, RB(h)	4.00%	09/01/2044	835	953,300
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	250	266,602
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(f)(i)	5.00%	07/01/2049	2,385	2,950,789
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,270,077)(d)(e)(g)	7.75%	05/15/2035	1,300	884,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,400	1,506,097
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,524,191
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(h)	7.38%	01/01/2049	670	730,835
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2039	2,500	2,909,124
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,080	2,526,380
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	738,099
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	322,977
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,189,722
Series 2020 B-3, RB	3.38%	08/15/2026	420	421,519
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,032,772
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	1,000	1,039,243
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,150	1,196,115
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,950	2,028,195
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,795	3,324,144
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2046	1,340	1,559,031
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	2,850	3,303,951
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(f)	5.00%	04/01/2053	3,865	4,626,585
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,250	1,254,223
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	1,315	1,580,650
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2044	1,000	482,939
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2051	1,200	439,815
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	450	158,533
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	445	150,745
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	385	125,381
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	500	541,932
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	1,006,556
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	235	2
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	735	441,228
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,085,742
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,522,407
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(f)	4.00%	10/01/2051	2,975	3,508,771
				62,369,782
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–4.21%
Atlanta (City of), GA; Series 2015, RB(f)	5.00%	11/01/2040	$ 8,290	$ 9,506,487
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	2,860	3,072,542
Brookhaven Development Authority;
Series 2020, RB(f)(i)	4.00%	07/01/2044	1,130	1,318,019
Series 2020, RB(f)(i)	4.00%	07/01/2049	1,680	1,946,360
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,190,318
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	1,000	1,195,562
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	725,277
Georgia (State of) Ports Authority; Series 2021, RB	4.00%	07/01/2043	630	762,152
Georgia Ports Authority;
Series 2021, RB(f)	4.00%	07/01/2046	840	1,009,598
Series 2021, RB(f)	4.00%	07/01/2051	2,520	3,010,009
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	3,950	4,691,669
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,340	1,549,260
Series 2021 C, RB(c)	4.00%	12/01/2028	1,505	1,776,719
				31,753,972
Guam–0.19%
Guam (Territory of);
Series 2011 A, RB(b)(c)	5.13%	01/01/2022	780	783,074
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	625	627,526
				1,410,600
Hawaii–0.86%
Hawaii (State of);
Series 2015 A, RB(h)	5.00%	07/01/2045	1,695	1,928,274
Series 2018 A, RB(h)	5.00%	07/01/2043	1,550	1,872,895
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,500	2,688,135
				6,489,304
Idaho–0.34%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	891,697
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,675	1,687,683
				2,579,380
Illinois–17.80%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	385	385,852
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	893	883,068
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,206,310
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,363,585
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	389,256
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	1,905	1,912,857
Series 2012 A, GO Bonds	5.00%	01/01/2033	840	842,609
Series 2012 A, GO Bonds (INS - BAM)(k)	5.00%	01/01/2033	1,290	1,293,679
Series 2012, RB	5.00%	01/01/2042	3,350	3,376,580
Series 2014, RB	5.00%	11/01/2044	875	974,317
Series 2014, Ref. RB (INS - AGM)(k)	5.00%	01/01/2032	1,175	1,300,157
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,910,884
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,511,669
Series 2017-2, Ref. RB (INS - AGM)(k)	5.00%	11/01/2038	1,000	1,217,776
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	514	399,496
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	2,650	2,788,614
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,250	1,356,169
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(h)	5.00%	01/01/2030	$ 4,500	$ 4,520,814
Series 2013, RB	5.75%	01/01/2038	2,450	2,578,168
Series 2015 C, RB(h)	5.00%	01/01/2046	850	949,618
Series 2015 D, RB	4.00%	01/01/2035	400	437,508
Series 2015 D, RB	5.00%	01/01/2046	595	670,719
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,963,925
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,629,036
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	2,025,999
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	911,142
Series 2018 A, Ref. GO Bonds (INS - AGM)(k)	5.00%	12/01/2035	650	799,509
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,005	1,050,171
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,155	4,647,676
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,755	2,066,596
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(f)(i)	5.25%	12/01/2036	3,795	3,795,000
Series 2014, RB	5.00%	12/01/2044	3,390	3,809,954
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(k)	4.00%	01/01/2036	1,000	1,167,840
Series 2020 D, GO Bonds (INS - BAM)(k)	4.00%	01/01/2037	1,000	1,165,353
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	775	920,048
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	552	551,931
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(k)	5.50%	07/01/2038	2,450	2,639,363
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,370,499
Series 2014, GO Bonds	5.00%	05/01/2035	450	494,523
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,328,495
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,309,937
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	318,464
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,818,386
Series 2017 D, GO Bonds	5.00%	11/01/2024	70	78,682
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,323,618
Series 2018 A, GO Bonds	6.00%	05/01/2027	770	964,011
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,484,471
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	585	607,734
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,769,722
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(b)(c)	5.00%	03/01/2022	5	5,059
Series 2012, RB(b)(c)	5.00%	03/01/2022	995	1,006,836
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,430	1,610,074
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	360	360,501
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,025,263
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	67,028
Series 2019 A, Ref. RB	5.00%	11/01/2049	550	606,663
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,731,439
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	888	889,297
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,001,904
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,826,669
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	168,214
Series 2017, Ref. RB	5.25%	02/15/2037	195	211,999
Series 2017, Ref. RB	5.25%	02/15/2047	835	902,874
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(f)	5.25%	10/01/2052	3,630	3,870,481
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(j)(k)	0.00%	12/15/2029	2,750	2,377,199
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	2,200	2,519,530
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2031	$ 1,205	$ 1,317,353
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2032	1,100	1,200,548
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(f)	5.00%	01/01/2038	3,875	4,064,635
Series 2015 A, RB(f)	5.00%	01/01/2040	11,210	12,795,257
Peoria (County of), IL; Series 2011, GO Bonds(f)	5.00%	12/15/2041	3,075	3,086,556
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(k)	6.50%	07/01/2030	2,260	3,022,100
Series 2002 A, RB (INS - NATL)(k)	6.00%	07/01/2029	1,155	1,544,466
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,857,258
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(f)	5.00%	01/01/2048	4,195	5,028,195
				134,379,188
Indiana–2.18%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(c)(h)	5.00%	07/01/2023	500	535,512
Series 2013 A, RB(b)(c)(h)	5.00%	07/01/2023	575	615,839
Series 2013, RB(b)(c)(h)	5.00%	07/01/2023	3,850	4,123,445
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	610	620,598
Series 2012 A, RB	5.00%	06/01/2039	2,670	2,713,521
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,250	1,348,039
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,235	1,460,416
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(f)	5.00%	02/01/2030	3,240	3,414,026
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,663,640
				16,495,036
Iowa–1.36%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	428,384
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,295	1,395,525
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,265	1,374,766
Series 2019, Ref. RB	3.13%	12/01/2022	295	299,168
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	556,821
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,208,723
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,101,133
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,704,127
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	11,235	2,100,419
				10,239,099
Kansas–0.37%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,575	1,708,228
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,112,287
				2,820,515
Kentucky–2.11%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	1.45%	02/01/2025	710	715,483
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(k)	5.00%	12/01/2047	1,115	1,163,573
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,985	2,228,450
Series 2015 A, RB	5.00%	01/01/2045	335	375,564
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,495,527
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	1,186,080
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	$ 1,495	$ 1,732,428
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(c)	5.75%	07/01/2023	1,000	1,086,978
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(f)(i)(k)	5.00%	09/01/2044	3,840	4,832,976
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,088,142
				15,905,201
Louisiana–1.19%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(k)	4.00%	12/01/2039	1,000	1,196,571
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(g)	3.90%	11/01/2044	920	990,019
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,140	1,284,703
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	670	770,678
New Orleans (City of), LA; Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	755	840,886
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(k)	5.00%	10/01/2043	445	550,095
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	310	311,150
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,635	1,669,244
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,375	1,403,290
				9,016,636
Maryland–1.15%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	453,831
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,510	1,821,917
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	898,527
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,580	1,767,563
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2038	500	586,253
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,255	1,630,921
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	974,320
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	540	581,908
				8,715,240
Massachusetts–3.12%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(k)	5.50%	08/01/2030	1,500	2,012,006
Series 2005, Ref. RB (INS - NATL)(k)	5.50%	01/01/2023	1,000	1,054,321
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,255,746
Massachusetts (Commonwealth of) Department of Transportation; Series 1997 C, RB (INS - NATL)(j)(k)	0.00%	01/01/2022	1,550	1,549,555
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,480	2,993,806
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,255	3,756,532
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/2032	2,500	3,564,446
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB(b)(c)	5.25%	07/01/2022	500	514,664
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2035	270	336,115
Massachusetts (Commonwealth of) Educational Financing Authority; Series 2011 J, RB(h)	5.63%	07/01/2028	85	85,115
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/2026	400	486,828
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	995	1,237,820
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(h)	4.00%	07/01/2044	1,000	1,142,643
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	$ 2,530	$ 2,860,995
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(k)	5.25%	08/01/2031	500	689,631
				23,540,223
Michigan–3.86%
Academy of Warren; Series 2020 A, Ref.(g)	5.50%	05/01/2050	250	260,057
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(f)(i)(k)	5.00%	07/01/2043	2,110	2,327,132
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(f)	5.00%	04/15/2041	2,865	3,354,292
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,245	1,280,006
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,149,573
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,675	1,976,036
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	935,336
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(k)	5.00%	07/01/2032	2,500	2,788,545
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	695,086
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	695,939
Series 2015, RB	5.00%	07/01/2035	1,270	1,454,428
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	182,248
Series 2020, Ref. RB	5.00%	06/01/2045	490	533,955
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,275	2,539,838
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2042	1,045	1,278,777
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(f)(i)	5.00%	12/01/2046	3,890	4,690,999
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,261,352
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2033	600	736,197
				29,139,796
Minnesota–0.38%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	327,437
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	538,011
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,245	1,525,858
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	457,515
				2,848,821
Mississippi–0.52%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	1,000	1,164,439
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	1,081,882
West Rankin Utility Authority; Series 2018, RB(b)(c)	5.00%	01/01/2028	1,355	1,687,208
				3,933,529
Missouri–1.40%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	753,294
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,521,654
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	1,210	1,467,683
Series 2019 B, RB (INS - AGM)(h)(k)	5.00%	03/01/2049	1,005	1,217,486
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	562,729
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,070,902
Series 2019, Ref. RB	5.00%	02/01/2048	330	396,321
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,243,165
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	$ 2,095	$ 2,355,400
				10,588,634
Nebraska–1.68%
Central Plains Energy Project (No. 3);
Series 2012, RB(p)	5.00%	09/01/2032	3,500	3,621,821
Series 2012, RB(p)	5.25%	09/01/2037	2,485	2,576,125
Series 2017 A, Ref. RB	5.00%	09/01/2034	205	277,535
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,160	3,189,950
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,805	1,959,169
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,095,329
				12,719,929
New Hampshire–0.38%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	1	1,164
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,892,008
				2,893,172
New Jersey–8.78%
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(j)(k)	0.00%	02/01/2025	1,845	1,789,980
Series 1998, COP (INS - AGM)(j)(k)	0.00%	02/01/2028	2,850	2,603,627
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(k)	5.50%	10/01/2028	1,000	1,310,202
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(j)(k)	0.00%	11/01/2025	2,000	1,912,707
Series 2005 A, RB (INS - AGM)(k)	5.75%	11/01/2028	1,920	2,348,461
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB(b)(f)	5.25%	07/01/2026	7,000	8,439,070
Series 2005 N-1, Ref. RB (INS - NATL)(f)(i)(k)	5.50%	09/01/2022	3,775	3,921,631
Series 2005 N-1, Ref. RB (INS - AMBAC)(k)	5.50%	09/01/2026	1,500	1,822,697
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,023,308
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	465	482,969
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,077,046
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2037	955	1,115,332
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	5.00%	06/15/2031	435	561,823
Series 2021, RB	5.00%	06/15/2032	1,000	1,289,524
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,371,149
Series 2013, RB(h)	5.38%	01/01/2043	1,000	1,100,545
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(b)	5.25%	07/01/2023	1,000	1,078,431
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,110	1,254,924
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(j)(k)	0.00%	12/15/2037	2,020	1,430,696
Series 2009 A, RB(j)	0.00%	12/15/2039	6,000	3,920,107
Series 2010 A, RB(j)	0.00%	12/15/2030	1,600	1,351,773
Series 2010 A, RB(j)	0.00%	12/15/2031	3,000	2,464,814
Series 2014, RB	5.00%	06/15/2030	925	1,152,212
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,530,247
Series 2018 A, Ref. RB	5.00%	12/15/2036	590	723,410
Series 2018 A, Ref. RN(f)(i)	5.00%	06/15/2029	1,590	1,870,001
Series 2018 A, Ref. RN(f)(i)	5.00%	06/15/2030	550	645,495
Series 2018 A, Ref. RN(f)(i)	5.00%	06/15/2031	1,005	1,176,679
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,845	2,350,698
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Subseries 2016 A-1, RN	5.00%	06/15/2028	$ 1,015	$ 1,196,056
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS - AGM)(k)	5.25%	01/01/2027	705	867,291
Series 2013 A, RB(b)(c)	5.00%	07/01/2022	1,900	1,953,717
New Jersey Institute of Technology;
Series 2012 A, RB(b)(c)	5.00%	07/01/2022	345	354,651
Series 2012 A, RB(b)(c)	5.00%	07/01/2022	155	159,290
Rahway Valley Sewerage Authority; Series 2005 A, RB (INS - NATL)(j)(k)	0.00%	09/01/2032	5,000	4,187,522
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	510	532,790
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,515	2,957,480
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	1,000,136
				66,328,491
New Mexico–0.07%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	559,671
New York–22.00%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(h)	5.25%	12/31/2033	400	436,996
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,713,798
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(f)(k)	4.00%	02/15/2047	3,320	3,742,460
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,850	1,952,513
Series 2016 A, Ref. RB	5.25%	11/15/2032	625	756,190
Series 2016 B, Ref. RB	5.00%	11/15/2037	145	168,976
Series 2019 A, RB (INS - AGM)(f)(k)	4.00%	11/15/2046	2,670	3,072,962
Series 2020 A-2, RB	4.00%	02/01/2022	1,170	1,177,155
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	2,262,318
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	600	653,315
Series 2020 A-1, RB (INS - BAM)(k)	4.00%	11/15/2053	395	457,859
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,645,175
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(f)	4.00%	07/01/2050	4,650	5,395,786
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(k)	5.38%	03/01/2028	1,650	1,946,261
Series 2017 200, Ref. RB	5.25%	10/15/2057	985	1,200,255
Two Hundred Seventh Series 2018, Ref. RB(f)(h)(i)	5.00%	09/15/2028	3,300	4,112,172
New York (City of), NY;
Series 2020-XM0925, GO Bonds(f)	5.00%	08/01/2043	2,325	2,967,182
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,465	1,725,507
Series 2021-XM0937, Ctfs.(f)	4.00%	03/01/2047	2,595	3,047,504
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(k)	3.00%	03/01/2049	2,525	2,654,684
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(f)	5.00%	06/15/2045	6,915	7,092,752
Series 2013 DD, RB	5.00%	06/15/2035	3,200	3,425,737
Series 2020 GG-1, RB(f)	5.00%	06/15/2050	4,305	5,448,885
Series 2021-XF2932, Revenue Ctfs.(f)	5.00%	06/15/2048	2,000	2,538,169
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	5,000	5,316,798
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,240	1,545,763
Subseries 2013, RB(f)	5.00%	11/01/2038	5,010	5,434,233
Subseries 2016 B-1, RB	5.00%	08/01/2040	500	590,922
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB(f)	4.00%	06/15/2040	2,805	3,305,791
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	4,206,786
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(k)	5.00%	10/01/2023	180	180,681
Series 2017 A, RB	5.00%	03/15/2043	1,965	2,362,340
Series 2018 E, RB(f)	5.00%	03/15/2045	5,715	7,122,435
Series 2021-XM0939, Revenue Ctfs.(f)	4.00%	03/15/2042	4,275	5,091,469
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	$ 1,750	$ 1,851,238
Series 2014 C, RB(f)	5.00%	03/15/2040	5,510	6,045,204
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,240	1,578,666
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(k)	5.75%	07/01/2027	880	1,023,459
New York (State of) Mortgage Agency; Series 2021, RB	3.25%	10/01/2051	670	737,388
New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(f)	4.00%	01/01/2050	5,400	6,202,080
Series 2020-XX1127, Ctfs. (INS - AGM)(f)(i)(k)	4.00%	01/01/2050	2,625	3,036,099
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(f)	5.00%	12/15/2031	1,905	2,082,205
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(f)	4.00%	11/01/2045	3,345	3,920,804
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	5,735	6,267,322
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,870	1,893,431
New York Power Authority; Series 2020-XF0956, Ctfs.(f)	4.00%	11/15/2050	3,675	4,315,751
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	620	741,914
Series 2020, Ref. RB(h)	5.38%	08/01/2036	940	1,186,071
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,585	1,588,714
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,440	1,443,319
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	240	289,476
Series 2018, RB(h)	5.00%	01/01/2033	2,100	2,522,679
Series 2018, RB(h)	5.00%	01/01/2034	2,030	2,435,130
Series 2018, RB(h)	4.00%	01/01/2036	1,510	1,698,830
Series 2018, RB(h)	5.00%	01/01/2036	640	764,834
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(h)	5.00%	10/01/2040	2,005	2,468,739
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,235	3,576,361
Series 2016 A, RB(h)	5.25%	01/01/2050	1,775	1,971,987
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,752,693
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	420	492,726
Triborough Bridge & Tunnel Authority;
Series 2020-XL0169, Revenue Ctfs.(f)	5.00%	05/15/2051	2,180	2,796,317
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,910	2,449,984
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	670	856,063
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	2,370,262
				166,111,575
North Carolina–2.87%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	645	748,333
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(c)	5.00%	12/01/2028	840	1,071,883
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(q)	0.01%	01/15/2048	2,605	2,605,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	3,120	3,405,104
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(f)	5.00%	10/01/2055	9,585	11,230,166
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,645	2,589,012
				21,649,498
North Dakota–0.64%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,165	2,542,095
Series 2017 C, RB	5.00%	06/01/2048	1,930	2,252,588
				4,794,683
Ohio–7.65%
Akron (City of), OH (Community Learning Centers); Series 2012, Ref. RB(b)	5.00%	12/01/2033	1,270	1,300,296
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,214,268
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	$ 2,645	$ 3,128,306
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,174,320
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB(b)(c)	5.00%	02/15/2022	2,470	2,494,118
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	618,599
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	470	547,110
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,340	4,909,991
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,560	9,828,834
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	8,605	1,419,722
Cincinnati (City of), OH; Series 2011 A, RB(b)(c)(f)	5.00%	12/01/2036	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,100	1,173,613
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	795	858,981
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	2,023,991
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	1,480	1,544,377
Hamilton (County of), OH;
Series 2000 B, RB (INS - AMBAC)(j)(k)	0.00%	12/01/2023	2,000	1,974,076
Series 2011 A, Ref. RB(b)(c)	5.00%	12/01/2021	1,000	1,000,000
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,625,154
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,470	2,940,536
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,675	2,025,135
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,381,259)(e)(g)	6.00%	04/01/2038	1,410	693,779
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(k)	5.00%	12/31/2039	805	902,434
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,515	2,932,416
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(h)	2.60%	10/01/2029	1,000	1,053,510
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(h)	4.25%	01/15/2038	585	669,146
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(h)	5.85%	09/20/2028	380	380,597
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(h)	5.25%	09/01/2030	5	5,014
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(j)(k)	0.00%	02/15/2030	1,000	864,440
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,670	2,128,571
Ohio State University (The);
Series 2010 D, RB(b)	5.00%	12/01/2030	45	60,274
Series 2010 D, RB	5.00%	12/01/2030	955	1,274,893
				57,766,501
Oklahoma–1.88%
Edmond Public Works Authority;
Series 2017, RB(f)	5.00%	07/01/2042	2,735	3,307,285
Series 2017, RB(f)	5.00%	07/01/2047	2,670	3,215,807
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,020	6,200,941
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	1,945	29,175
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,260	1,414,806
				14,168,014
Oregon–0.63%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	551,648
University of Oregon; Series 2020, RB(f)(i)	5.00%	04/01/2050	3,350	4,226,023
				4,777,671
Pennsylvania–3.10%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	835	931,964
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,600	1,916,489
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(j)(k)	0.00%	10/01/2036	$ 650	$ 407,887
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	547,402
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2041	650	777,619
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	990	1,143,265
Series 2018 A-2, RB	5.00%	12/01/2048	1,195	1,478,734
Series 2018 B, RB	5.25%	12/01/2048	1,170	1,466,329
Series 2021 A, RB	4.00%	12/01/2043	455	532,183
Series 2021 A, RB	4.00%	12/01/2044	500	583,524
Subseries 2014 A-2, RB(l)	5.13%	12/01/2039	2,000	2,223,893
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,100	1,322,802
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	4,940	5,864,689
Series 2021, Ref. RB (INS - AGM)(h)(k)	4.00%	07/01/2038	1,580	1,875,915
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(g)	5.00%	06/15/2040	150	175,737
Series 2020, Ref. RB(g)	5.00%	06/15/2050	285	329,607
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	861,241
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	1,002,055
				23,441,335
Puerto Rico–5.29%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,450	3,542,333
Series 2002, RB	5.63%	05/15/2043	1,490	1,498,749
Series 2005 A, RB(j)	0.00%	05/15/2050	5,915	959,501
Series 2005 B, RB(j)	0.00%	05/15/2055	2,540	234,738
Series 2008 A, RB(j)	0.00%	05/15/2057	14,970	1,064,117
Series 2008 B, RB(j)	0.00%	05/15/2057	37,695	2,093,354
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(k)	6.00%	07/01/2027	400	404,463
Series 2012 A, Ref. GO Bonds (INS - AGM)(k)	5.00%	07/01/2035	460	463,551
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(b)	5.00%	07/01/2033	175	179,608
Series 2012 A, RB(b)	5.13%	07/01/2037	1,590	1,633,018
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	1,840	1,995,421
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2033	735	798,808
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2035	645	704,618
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2005 L, Ref. RB (INS - NATL)(k)	5.25%	07/01/2035	300	325,970
Series 2007 CC, Ref. RB (INS - AGM)(k)	5.25%	07/01/2033	1,230	1,343,891
Series 2007 N, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	770	835,040
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2034	1,205	1,307,304
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2036	1,000	1,079,473
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(k)	6.00%	07/01/2024	2,020	2,042,539
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	$ 450	$ 411,812
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,495	1,293,326
Series 2018 A-1, RB(j)	0.00%	07/01/2031	338	271,610
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,120	1,587,501
Series 2018 A-1, RB(j)	0.00%	07/01/2046	8,380	2,802,301
Series 2018 A-1, RB(j)	0.00%	07/01/2051	15,330	3,710,515
Series 2018 A-1, RB	4.75%	07/01/2053	1,360	1,541,314
Series 2018 A-1, RB	5.00%	07/01/2058	3,970	4,557,787
Series 2019 A-2, RB	4.33%	07/01/2040	1,095	1,229,146
				39,911,808
South Carolina–1.28%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,600	1,731,972
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	1,865	2,176,831
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	235	274,292
Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	1,115	1,301,429
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,190	1,339,369
Series 2021 B, RB	4.00%	12/01/2047	2,395	2,824,342
				9,648,235
South Dakota–0.46%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,809,042
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,647,789
				3,456,831
Tennessee–1.61%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,735	2,110,230
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,695	2,023,835
Series 2020, RB	4.00%	12/01/2050	1,695	2,012,761
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,228,408
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,702,881
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	655	810,567
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2024	120	131,338
Series 2021 A, RB(c)	5.00%	11/01/2031	1,675	2,167,942
				12,187,962
Texas–12.51%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,710	1,783,320
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,545	1,951,711
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	710	882,626
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,936,330
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(b)(c)(h)	5.00%	11/01/2022	1,825	1,902,855
Dallas (City or), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	1,255	1,475,084
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(q)	0.01%	11/01/2041	2,000	2,000,000
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(h)	5.00%	07/15/2028	495	590,540
Series 2021 A, RB(h)	4.00%	07/01/2041	585	626,383
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	1,745	1,849,868
Katy Independent School District; Series 2021 D, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	1,000	1,080,509
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(g)	5.50%	08/15/2024	1,330	1,507,131
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	$ 5	$ 5,106
Series 2012 A, Ref. RB(b)	5.00%	05/15/2030	2,335	2,385,237
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2038	1,250	1,491,463
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(h)	4.63%	10/01/2031	3,085	3,245,087
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	615,211
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,113,119
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2052	1,500	1,020,218
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	60,054
Series 2021, RB	2.00%	11/15/2061	1,000	688,158
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	674,458
Series 2016, Ref. RB	5.00%	07/01/2046	800	819,022
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(k)	5.00%	04/01/2046	2,010	2,195,872
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(g)	10.00%	12/01/2025	265	290,333
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	531,391
Series 2017, Ref. RB	5.00%	01/01/2047	620	664,265
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,505	2,773,117
North Texas Tollway Authority;
Series 2008 I, Ref. RB(b)(c)	6.20%	01/01/2025	1,000	1,176,629
Series 2015 B, Ref. RB(f)(i)	5.00%	01/01/2040	9,860	10,344,730
San Antonio (City of), TX; Series 2013, RB(b)(c)	5.00%	02/01/2023	2,795	2,951,131
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	1,305	1,559,410
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(f)	5.00%	02/15/2047	3,455	4,078,868
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,468,686
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,775,743
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 12/07/2007; Cost $495,864)(d)(e)	5.75%	12/31/2049	550	313,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $286,020)(d)(e)	5.75%	02/15/2025	305	213,500
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240)(d)(e)	6.38%	02/15/2048	1,940	1,358,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	100,273
Series 2020, Ref. RB	6.75%	11/15/2051	85	99,883
Series 2020, Ref. RB	6.88%	11/15/2055	85	100,243
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,987,907
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,695	1,983,061
Series 2019, RB(j)	0.00%	08/01/2043	3,000	1,251,821
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	4,130	4,271,348
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	3,475	2,004,341
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,175	645,904
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,170	5,784,661
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	280	328,465
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,090	4,718,585
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,140	1,270,844
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,475	1,641,837
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	2,385	2,867,169
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,030
				94,465,037
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.13%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	$ 500	$ 514,317
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	490,914
Salt Lake City (City of), UT;
Series 2017 A, RB(f)(h)	5.00%	07/01/2047	2,705	3,230,533
Series 2018 A, RB(h)	5.00%	07/01/2048	1,305	1,567,261
Series 2018 A, RB(h)	5.25%	07/01/2048	1,735	2,112,931
Series 2021 A, RB(h)	5.00%	07/01/2051	3,685	4,636,032
Utah (County of), UT; Series 2016 B, RB(f)	4.00%	05/15/2047	3,300	3,563,391
				16,115,379
Virgin Islands–0.38%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	615	620,433
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	730	731,899
Series 2010 A, RB	5.00%	10/01/2025	410	411,067
Series 2010 A, RB	5.00%	10/01/2029	1,095	1,097,849
				2,861,248
Virginia–2.22%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,935,859
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $325,000)(e)	5.00%	09/01/2050	325	296,125
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(h)	5.00%	01/01/2040	370	371,383
Series 2019, RB(h)	5.00%	01/01/2044	1,985	1,992,236
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	880	908,387
Series 2012, RB(h)	5.50%	01/01/2042	2,950	3,033,983
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(h)	5.00%	07/01/2034	3,320	3,332,624
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	910	1,087,123
Series 2017, RB(h)	5.00%	12/31/2052	1,900	2,260,247
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,320	1,506,922
				16,724,889
Washington–3.87%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(b)(j)	0.00%	02/01/2024	5,000	4,942,175
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,535	1,843,706
Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.25%	01/01/2038	1,320	1,569,991
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,000	3,493,519
Washington (State of); Series 2019 A, GO Bonds(f)	5.00%	08/01/2042	1,875	2,318,972
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,175	1,423,038
Series 2018, RB(f)(i)	5.00%	07/01/2048	4,190	5,043,600
Series 2018, RB	5.00%	07/01/2048	840	1,002,475
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(f)(i)	5.00%	08/01/2044	3,635	4,468,450
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB(b)(c)	5.25%	04/01/2022	1,250	1,270,898
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	435	449,899
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	360	371,572
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,022,899
				29,221,194
West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	830	975,253
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–3.87%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(g)	6.75%	08/01/2031	$ 915	$ 977,128
Series 2017, RB(g)	6.75%	12/01/2042	2,135	2,331,163
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(f)(i)	5.00%	03/01/2046	3,735	4,336,659
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	625	681,758
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2055	6,350	1,842,756
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2060	24,535	5,657,479
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance);
Series 2013, RB	4.00%	11/15/2043	2,375	2,779,898
Series 2013, Ref. RB	4.00%	11/15/2043	1,230	1,429,410
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,800	3,250,604
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	415	455,497
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	650	505,422
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	2,000,259
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,990,757
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	996,883
				29,235,673
Wyoming–0.35%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(f)	5.00%	01/01/2047	2,205	2,677,074
TOTAL INVESTMENTS IN SECURITIES(r)–160.82% (Cost $1,120,947,050)					1,214,313,500
FLOATING RATE NOTE OBLIGATIONS–(25.58)%
Notes with interest and fee rates ranging from 0.57% to 0.67% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(s)					(193,160,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.80)%					(262,774,165)
OTHER ASSETS LESS LIABILITIES–(0.44)%					(3,320,955)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$755,058,380
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $3,945,142, which represented less than 1% of the Trust’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at November 30, 2021 was $5,906,041, which represented less than 1% of the Trust’s Net Assets.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $46,234,975, which represented 6.12% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $46,431,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(p)	Security subject to crossover refunding.
(q)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $317,891,993 are held by TOB Trusts and serve as collateral for the $193,160,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,213,472,774	$840,726	$1,214,313,500
Other Investments - Assets
Investments Matured	—	—	19,640	19,640
Total Investments	$—	$1,213,472,774	$860,366	$1,214,333,140
Invesco Municipal Trust